Fees and Expenses - Davis Global Fund and Davis International Fund	Oct. 31, 2025 USD ($)
Davis Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial intermediary and in “How to Choose a Share Class” on page 22 of the Fund’s prospectus and “Selecting the Appropriate Class of Shares” on page 34 of the Fund’s statement of additional information. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A shares	Class C shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	1.00%†	None
Redemption Fee (as a percentage of total redemption proceeds)	None	None	None
*
Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
†
Only applies in the first year after purchase.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.23%	1.00%	0.00%
Other Expenses	0.17%	0.20%	0.15%
Total Annual Fund Operating Expenses	0.95%	1.75%	0.70%
Less Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%	1.75%	0.70%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$567	$763	$976	$1,586	$567	$763	$976	$1,586
Class C shares	$278	$551	$949	$1,851	$178	$551	$949	$1,851
Class Y shares	$72	$224	$390	$871	$72	$224	$390	$871

Expense Example, No Redemption [Table]
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$567	$763	$976	$1,586	$567	$763	$976	$1,586
Class C shares	$278	$551	$949	$1,851	$178	$551	$949	$1,851
Class Y shares	$72	$224	$390	$871	$72	$224	$390	$871

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Davis International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial intermediary and in “How to Choose a Share Class” on page 22 of the Fund’s prospectus and “Selecting the Appropriate Class of Shares” on page 34 of the Fund’s statement of additional information. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A shares	Class C shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	1.00%†	None
Redemption Fee (as a percentage of total redemption proceeds)	None	None	None
*
Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
†
Only applies in the first year after purchase.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.18%	1.00%	0.00%
Other Expenses	0.32%	0.35%	0.17%
Total Annual Fund Operating Expenses	1.05%	1.90%	0.72%
Less Fee Waiver and/or Expense Reimbursement*	0.00%	-0.10%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	0.72%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$577	$793	$1,027	$1,697	$577	$793	$1,027	$1,697
Class C shares	$283	$587	$1,017	$1,992	$183	$587	$1,017	$1,992
Class Y shares	$74	$230	$401	$894	$74	$230	$401	$894

Expense Example, No Redemption [Table]
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$577	$793	$1,027	$1,697	$577	$793	$1,027	$1,697
Class C shares	$283	$587	$1,017	$1,992	$183	$587	$1,017	$1,992
Class Y shares	$74	$230	$401	$894	$74	$230	$401	$894

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%